Loss Before Income Tax - Schedule of Depreciation and Amortization (Detail) - USD ($)	9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018
Disclosure Of Property Plant And Equipment [Line Items]
Depreciation and amortization	$ 360,443	$ 179,130
Property, Plant and Equipment
Disclosure Of Property Plant And Equipment [Line Items]
Depreciation and amortization	155,663	174,404
Right-Of-Use Assets
Disclosure Of Property Plant And Equipment [Line Items]
Depreciation and amortization	201,411
Computer Software
Disclosure Of Property Plant And Equipment [Line Items]
Depreciation and amortization	$ 3,369	$ 4,726